                                                                                           Registration No. 2-65223
                                                                                                  File No. 811-2944

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                         [   ]

Pre-Effective Amendment No. _____                                                                   [   ]

Post-Effective Amendment No. 49                                                                     [ X ]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                         [   ]

Amendment No. 50                                                                                    [ X ]

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                                        OPPENHEIMER QUEST VALUE FUND, INC.
                                (Exact Name of Registrant as Specified in Charter)
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                                 6803 South Tucson Way, Englewood, Colorado 80112
                                     (Address of Principal Executive Offices)
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                                                  (303) 768-3200
                                          (Registrant's Telephone Number)
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                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.
                                 498 Seventh Avenue, New York, New York 10048-0203

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On February 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.